Nature of Operations	5 Months Ended	6 Months Ended
	Dec. 31, 2016	Jun. 30, 2017
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Nature of Operations [Text Block]
1. Nature of Operations

theMaven, Inc. (“Parent”) and theMaven Network, Inc. (“Subsidiary”) (collectively “theMaven” or the “Company”) are developing an exclusive network of professionally managed online media channels, with an underlying technology platform. Each channel will be operated by a “invite only” “Channel Partner” drawn from subject matter experts, reporters, group evangelists and social leaders. Channel Partners will publish content and oversee an online community for their respective channels, leveraging a proprietary, socially-driven, mobile-enabled, video-focused technology platform to engage niche audiences within a single network.

1. Nature of Operations

theMaven, Inc. (“Parent”) and theMaven Network, Inc. (“Subsidiary”) (collectively “theMaven” or the “Company”) are developing an exclusive network of professionally managed online media channels, with an underlying technology platform. Each channel will be operated by a “invite only” “Channel Partner” drawn from subject matter experts, reporters, group evangelists and social leaders. Channel Partners will publish content and oversee an online community for their respective channels, leveraging a proprietary, socially-driven, mobile-enabled, video-focused technology platform to engage niche audiences within a single network.

During the quarter ended June 30, 2017 the Company’s platform and media channel operations were launched in beta stage with ten initial channel partners. Internet users since the launch of our beta channels are able to utilize the platform on desktop, laptop and mobile devices for these channels. We expect that during the third and fourth quarters additional channels will be launched. As of August 11, 2017, we have over sixty signed channel partners. We do not expect to have any revenue producing customers during the beta stage of our technology or at the commencement of business operations establishing a media audience.